Investment Strategy - Defiance Small Modular Reactor ETF	Aug. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies global publicly listed companies that derive significant revenue from small modular reactor (“SMR”) design and development, High-Assay Low-Enriched Uranium (“HALEU”) fuel production and the manufacturing of specialized components and materials for SMR construction and operation, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of global publicly listed equity securities from companies actively involved in the following thematic/sector activities:

●	SMR Reactor Development: Companies that design, develop, and seek to commercialize advanced small modular reactors (including integral pressurized water reactors, molten salt reactors, high-temperature gas-cooled reactors, and other Gen IV technologies), focusing on factory-fabricated, scalable nuclear systems with passive safety features and reduced construction timelines.

●	HALEU Fuel Production: Companies that produce, enrich, or supply HALEU (enrichment between 5% and 20% U-235), including centrifuge enrichment, laser isotope separation, fuel fabrication, and related services essential for most advanced SMR designs.

●	SMR Design & Engineering: Firms applying nuclear engineering principles to reactor core design, thermal hydraulics, neutronics, safety analysis, and licensing, including full-scope engineering for SMR plants, advanced fuel cycles, and integrated system architectures.

●	Critical Suppliers to the SMR Supply Chain: Companies that manufacture specialized components and materials for SMR construction and operation, such as reactor pressure vessels, steam generators, control rod drive mechanisms, heat exchangers, pumps, valves, nuclear-grade instrumentation and control systems, and radiation-hardened or high-temperature alloys.

The Index’s composition is then determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1 million over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

●	Thematic Requirement: The final eligible universe is determined by application of a thematic exposure requirement. Companies must (a) derive at least 50% of their total revenue from at least one of the relevant themes/sector activities described above, or (b) demonstrate material involvement in such relevant themes/sector activities. Material involvement is demonstrated for this purpose if any three among the following listed criteria are satisfied:

i.          Government/Strategic Contracts: Companies that hold demonstrated and reported active contracts with the U.S. Department of Energy or equivalent government contract of more than USD 100 million in the past five years.

ii.         Regulatory Approval / Licensing: Companies that have achieved demonstrable U.S. Nuclear Regulatory Commission or foreign-equivalent regulatory milestones (e.g., Design Certification application, Vendor Design Review, Construction Permit).

iii.         Commercial Backlog and Commitments: Companies with established verifiable commercial traction via signed MOUs, LOIs, or offtake agreements with utilities, data centers, or corporate off-takers.

iv.        Supply Chain Leadership: Companies that hold a sole or duopoly position in a critical SMR supply function; supply components to multiple SMR platforms; or address a documented supply chain bottleneck.

v.          Vertical Integration: Companies that control multiple stages of the SMR value chain (e.g., design + fuel + manufacturing) through in-house capabilities or strategic acquisitions.

vi.         Capital and Liquidity: Companies that have raised at least USD 100 million for SMR deployment via public/private offerings.

vii.        R&D Investment: Companies that have allocated at least USD 5 million in the past five years to SMR-specific R&D or hold at least one issued/pending patent directly related to SMR technology.

viii.      Commercial Timeline: Companies that target first commercial deployment within the next 5–10 years, with publicly documented milestones and demonstrated execution against prior commitments.

ix.          Dedicated Subsidiaries: Companies that operate a subsidiary or business unit wholly dedicated to one of the defined SMR themes/sector activities.

x.          HALEU and Fuel Grants: Companies that have been awarded material U.S. government grants specifically for HALEU fuel production, enrichment, or fabrication.

The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

The Index reflects the top 10 largest eligible securities ranked by free-float market capitalization.

The Index is reconstituted and rebalanced quarterly in January, April, July and October (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred.

To the extent the Index is concentrated in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries. It is expected that the Index will be concentrated in one or more of the industries that comprise the SMR sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index and/or financial instruments (such as options or swaps) that provide indirect exposure to Index component securities.

The Fund attempts to invest all, or substantially all, of its assets in, or obtain indirect economic exposure to, the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest (directly or indirectly) in all of the component securities of the Index.

Because the Index may, at times, consist of a single security or a highly concentrated group of securities, the Fund may be limited in its ability to invest directly in Index component securities to the extent necessary to comply with the diversification and other applicable requirements of the 1940 Act, as well as the asset diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code. Accordingly, the Fund may obtain exposure to the Index, in whole or in part, through derivative instruments, including total return swaps referencing the Index or one or more of its component securities, in order to seek to maintain economic exposure to the Index while complying with applicable regulatory requirements.

The Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate. Additionally, the Fund may attempt to replicate the index “synthetically” through the use of derivatives, including options and total return swaps. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes.

As noted above, the Fund may utilize listed options to obtain synthetic exposure to portfolio securities. The Fund primarily employs short-dated (generally one month or less), in-the-money call options to replicate the performance of underlying equity securities. The Fund may also utilize other option strategies designed to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises.

The Fund may invest in ADRs to the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index and/or financial instruments (such as options or swaps) that provide indirect exposure to Index component securities.